Calvert
Focused Value Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Banks — 5.0%
Wells Fargo & Co.	60,141	$ 2,960,140
		$ 2,960,140
Building Products — 3.6%
Johnson Controls International PLC	36,905	$ 2,127,204
		$ 2,127,204
Capital Markets — 7.0%
Cboe Global Markets, Inc.	8,969	$ 1,601,505
Charles Schwab Corp. (The)	36,272	2,495,513
		$4,097,018
Chemicals — 2.6%
FMC Corp.	24,353	$1,535,457
		$1,535,457
Consumer Staples Distribution & Retail — 7.2%
BJ's Wholesale Club Holdings, Inc.(1)	30,823	$2,054,661
Dollar Tree, Inc.(1)	15,370	2,183,309
		$4,237,970
Containers & Packaging — 3.6%
Ball Corp.	36,631	$2,107,015
		$2,107,015
Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.	43,872	$1,653,974
		$1,653,974
Electric Utilities — 3.9%
NextEra Energy, Inc.	37,339	$2,267,971
		$2,267,971
Electronic Equipment, Instruments & Components — 3.6%
Zebra Technologies Corp., Class A(1)	7,836	$2,141,814
		$2,141,814
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(1)	19,775	$1,143,193
		$1,143,193
Health Care Providers & Services — 2.4%
Humana, Inc.	3,101	$1,419,669
		$1,419,669
Security	Shares	Value
Household Products — 2.7%
Clorox Co. (The)	11,090	$ 1,581,323
		$ 1,581,323
Industrial REITs — 1.6%
First Industrial Realty Trust, Inc.	18,268	$ 962,176
		$ 962,176
Insurance — 9.0%
American International Group, Inc.	40,832	$ 2,766,368
Reinsurance Group of America, Inc.	15,732	2,545,123
		$5,311,491
Interactive Media & Services — 3.4%
Alphabet, Inc., Class A(1)	14,377	$2,008,323
		$2,008,323
Leisure Products — 3.3%
Hasbro, Inc.	37,857	$1,932,978
		$1,932,978
Life Sciences Tools & Services — 3.8%
Thermo Fisher Scientific, Inc.	4,245	$2,253,203
		$2,253,203
Machinery — 6.5%
Toro Co. (The)	16,465	$1,580,475
Westinghouse Air Brake Technologies Corp.	17,435	2,212,502
		$3,792,977
Multi-Utilities — 2.9%
CMS Energy Corp.	29,781	$1,729,383
		$1,729,383
Pharmaceuticals — 7.2%
Sanofi S.A.	20,034	$1,990,834
Zoetis, Inc.	11,313	2,232,847
		$4,223,681
Professional Services — 3.5%
Robert Half, Inc.	23,298	$2,048,360
		$2,048,360
Residential REITs — 4.0%
Mid-America Apartment Communities, Inc.	17,413	$2,341,352
		$2,341,352
Semiconductors & Semiconductor Equipment — 8.0%
Micron Technology, Inc.	34,824	$2,971,880

Calvert
Focused Value Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.(1)	21,030	$ 1,756,636
		$ 4,728,516
Total Common Stocks (identified cost $53,506,495)		$58,605,188

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	477,074	$ 477,074
Total Short-Term Investments (identified cost $477,074)		$ 477,074
Total Investments — 100.4% (identified cost $53,983,569)		$59,082,262
Other Assets, Less Liabilities — (0.4)%		$ (256,907)
Net Assets — 100.0%		$58,825,355

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $477,074, which represents 0.8% of the Fund's net assets. Transactions in such investments for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,316,739	$5,033,028	$(5,872,693)	$ —	$ —	$477,074	$11,948	477,074

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Focused Value Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$3,662,297	$ —	$ —	$3,662,297
Consumer Discretionary	1,932,978	—	—	1,932,978
Consumer Staples	5,819,293	—	—	5,819,293
Financials	12,368,649	—	—	12,368,649
Health Care	7,048,912	1,990,834	—	9,039,746
Industrials	7,968,541	—	—	7,968,541
Information Technology	6,870,330	—	—	6,870,330
Materials	3,642,472	—	—	3,642,472
Real Estate	3,303,528	—	—	3,303,528
Utilities	3,997,354	—	—	3,997,354
Total Common Stocks	$56,614,354	$1,990,834(1)	$ —	$58,605,188
Short-Term Investments	$477,074	$ —	$ —	$477,074
Total Investments	$57,091,428	$1,990,834	$ —	$59,082,262

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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